SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of risks (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Jun. 30, 2021 USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 8,579		¥ 3,016		$ 1,329
(Depreciation) appreciation of exchange rate during the period	1.00%		6.30%	1.30%
Credit risk | Geographic concentration | PRC
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 695		¥ 2,366		108
Credit risk | Geographic concentration | Non-PRC
Concentration Risk [Line Items]
Cash and cash equivalents	¥ 7,884		¥ 650		$ 1,221
Accounts receivable | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	57.00%		49.00%
Accounts receivable | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	23.00%		11.00%
Revenue | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	50.00%	23.00%
Revenue | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	19.00%
Revenue | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Cost of revenues | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk percentage		58.00%
Cost of revenues | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk percentage		20.00%
Cost of revenues | Supplier concentration | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	27.00%
Cost of revenues | Supplier concentration | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	23.00%
Cost of revenues | Supplier concentration | Supplier three
Concentration Risk [Line Items]
Concentration risk percentage	23.00%
Cost of revenues | Supplier concentration | Supplier four
Concentration Risk [Line Items]
Concentration risk percentage	14.00%
Accounts payable | Supplier concentration | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	36.00%		28.00%
Accounts payable | Supplier concentration | Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	33.00%